UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3896

FPA U.S. Value Fund, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT FPA U.S. Value Fund, Inc. 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

ITEM 1. Schedule of Investments.

FPA U.S. VALUE FUND, INC.

PORTFOLIO OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
ENTERTAINMENT CONTENT — 19.9%
AMC Networks, Inc. (Class A)*	31,750	$1,863,090
CBS Corporation (Class B)	97,440	6,758,438
Discovery Communications, Inc. (Class C)*	44,500	1,259,795
Time Warner, Inc.	57,200	5,589,012
Twenty-First Century Fox, Inc. (Class A)	203,000	6,575,170
Walt Disney Co. (The)	22,763	2,581,097
		$24,626,602
HEALTH CARE SUPPLY CHAIN — 19.4%
AmerisourceBergen Corporation	81,400	$7,203,900
Cardinal Health, Inc.	90,500	7,380,275
Express Scripts Holding Co.*	33,700	2,221,167
McKesson Corporation	48,300	7,160,958
		$23,966,300
INTERNET MEDIA — 5.3%
Alphabet, Inc. (Class C)*	7,973	$6,614,082

FOOD & DRUG STORES — 5.1%
CVS Health Corporation	81,040	$6,361,640

HOME IMPROVEMENT — 4.6%
Whirlpool Corporation	33,500	$5,739,555

HOME & OFFICE FURNISHINGS — 4.4%
Tempur Sealy International, Inc.*	117,300	$5,449,758

ENTERTAINMENT FACILITIES — 4.3%
Madison Square Garden Co. (The) (Class A)*	26,700	$5,332,257

AIRLINES — 3.8%
Delta Air Lines, Inc.	52,500	$2,412,900
Southwest Airlines Co.	41,850	2,249,856
		$4,662,756
REAL ESTATE SERVICES — 2.7%
Jones Lang LaSalle, Inc.	11,600	$1,292,820
Realogy Holdings Corp.	68,000	2,025,720
		$3,318,540
PROFESSIONAL SERVICES — 2.0%
IWG plc (Switzerland)	629,000	$2,513,957

SPECIALTY PHARMA — 2.0%
Allergan plc	10,400	$2,484,768

HOME PRODUCTS STORES — 2.0%
Kingfisher plc (Britain)	596,000	$2,435,082

See notes to financial statements.

	Shares	Fair Value
COMMON STOCKS (Continued)
MANAGED CARE — 1.9%
Anthem, Inc.	14,600	$2,414,548

INFRASTRUCTURE SOFTWARE — 1.9%
Oracle Corporation	53,000	$2,364,330

COMMUNICATIONS EQUIPMENT — 1.8%
Apple, Inc.	15,600	$2,241,096

INSURANCE BROKERS — 1.8%
Willis Towers Watson plc (Britain)	16,700	$2,185,863

PUBLISHING & BROADCASTING — 1.7%
Houghton Mifflin Harcourt Co.*	205,000	$2,080,750

SPECIALTY CHEMICALS — 1.7%
Axalta Coating Systems Ltd.*	64,300	$2,070,460

DIVERSIFIED BANKS — 1.6%
Citigroup, Inc.	32,750	$1,959,105

REIT — 1.6%
Medical Properties Trust, Inc.	150,000	$1,933,500

P&C INSURANCE — 1.5%
American International Group, Inc.	29,550	$1,844,806

HEALTH CARE FACILITIES — 1.2%
HCA Holdings, Inc.*	16,500	$1,468,335

INDUSTRIAL DISTRIBUTION & RENTAL — 1.0%
HD Supply Holdings, Inc.*	30,500	$1,254,313

OTHER COMMON STOCKS — 4.1%		$5,113,416

TOTAL COMMON STOCKS — 97.3% (Cost $112,972,968)		$120,435,819

CALL OPTIONS WRITTEN — (0.6)%
Alllergan plc Call-Strike $280.00; expires 01/19/18; 10,400* (Link Brokers Derivatives Corp. Counterparty)	(10,400)	$(67,600)
Apple, Inc. Call-Strike $145.00; expires 01/19/18; 15,600* (Link Brokers Derivatives Corp. Counterparty)	(15,600)	$(164,424)
HCA Holdings, Inc. Call-Strike $90.00; expires 01/19/18; 16,500* (Link Brokers Derivatives Corp. Counterparty)	(16,500)	$(128,700)
Southwest Airlines Co. Call-Strike $60.00; expires 01/19/18; 41,800* (Link Brokers Derivatives Corp. Counterparty)	(41,800)	$(129,580)

See notes to financial statements.

	Shares or Principal Amount	Fair Value
CALL OPTIONS WRITTEN (Continued)
Walt Disney Co. (The) Call-Strike $115.00; expires 01/19/18; 22,700* (Link Brokers Derivatives Corp. Counterparty)	(22,700)	$(139,605)
Whirlpool Corporation Call-Strike $200.00; expires 01/19/18; 20,100* (Link Brokers Derivatives Corp. Counterparty)	(20,100)	$(93,465)
Whirlpool Corporation Call-Strike $220.00; expires 01/19/18; 7,500* (Link Brokers Derivatives Corp. Counterparty)	(7,500)	$(9,825)

TOTAL CALL OPTIONS WRITTEN (Cost $(975,387))		$(733,199)

TOTAL INVESTMENT SECURITIES — 96.7% (Cost $111,997,581)		$119,702,620

SHORT-TERM INVESTMENTS — 2.5%
State Street Bank Repurchase Agreement — 0.09% 4/3/2017 (Dated 03/31/2017, repurchase price of $3,029,023, collateralized by $3,235,000 principal amount U.S. Treasury Bond - 2.75% 2042, fair value $3,090,370)	$3,029,000	$3,029,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,029,000)		$3,029,000

TOTAL INVESTMENTS — 99.2% (Cost $115,026,581)		$122,731,620
Other Assets and Liabilities, net — 0.8%		995,691
NET ASSETS — 100.0%		$123,727,311

*Non-income producing security.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2017:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Entertainment Content	$24,626,602	$—	$—	$24,626,602
Health Care Supply Chain	23,966,300	—	—	23,966,300
Internet Media	6,614,082	—	—	6,614,082
Food & Drug Stores	6,361,640	—	—	6,361,640
Home Improvement	5,739,555	—	—	5,739,555
Home & Office Furnishings	5,449,758	—	—	5,449,758
Entertainment Facilities	5,332,257	—	—	5,332,257
Airlines	4,662,756	—	—	4,662,756
Real Estate Services	3,318,540	—	—	3,318,540
Professional Services	2,513,957	—	—	2,513,957
Specialty Pharma	2,484,768	—	—	2,484,768
Home Products Stores	2,435,082	—	—	2,435,082
Managed Care	2,414,548	—	—	2,414,548
Infrastructure Software	2,364,330	—	—	2,364,330
Communications Equipment	2,241,096	—	—	2,241,096
Insurance Brokers	2,185,863	—	—	2,185,863
Publishing & Broadcasting	2,080,750	—	—	2,080,750
Specialty Chemicals	2,070,460	—	—	2,070,460
Diversified Banks	1,959,105	—	—	1,959,105
REIT	1,933,500	—	—	1,933,500
P&C Insurance	1,844,806	—	—	1,844,806
Health Care Facilities	1,468,335	—	—	1,468,335
Industrial Distribution & Rental	1,254,313	—	—	1,254,313
Other Common Stocks	5,113,416	—	—	5,113,416
Short-Term Investment	—	3,029,000	—	3,029,000
	$120,435,819	$3,029,000	$—	$123,464,819
Equity Options (equity risk)	$(733,199)	$—	$—	$(733,199)

See notes to financial statements.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Levels 1, 2, or 3 during the period ended March 31, 2017.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2017 (excluding short-term investments), was $112,972,968 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$11,789,505
Gross unrealized depreciation:	(5,515,182)
Net unrealized appreciation:	$6,274,323

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA U.S. VALUE FUND, INC.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: May 30, 2017

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date: May 30, 2017